Document and Entity Information	0 Months Ended
Aug. 30, 2013
Risk/Return:
Document Type	497
Document Period End Date	Aug 30, 2013
Registrant Name	MATTHEWS INTERNATIONAL FUNDS
Central Index Key	0000923184
Amendment Flag	false
Document Creation Date	Aug 30, 2013
Document Effective Date	Aug 30, 2013
Prospectus Date	Apr 30, 2013
MATTHEWS CHINA DIVIDEND FUND | Institutional Class Shares
Risk/Return:
Trading Symbol	MICDX
MATTHEWS CHINA FUND | Institutional Class Shares
Risk/Return:
Trading Symbol	MICFX

MATTHEWS CHINA DIVIDEND FUND
MATTHEWS CHINA DIVIDEND FUND

SUPPLEMENT DATED AUGUST 30, 2013

TO THE INSTITUTIONAL CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2013 (AS SUPPLEMENTED)

For all existing and prospective Institutional Class shareholders of Matthews China Dividend Fund:

Effective immediately, the following sentence replaces the first sentence in the "Principal Investment Strategy" section on page 7 of the prospectus:

Under normal market conditions, the Matthews China Dividend Fund seeks to achieve its investment objective by investing at least 80% of its nets assets, which include borrowings for investment purposes, in dividend-paying equity securities of companies located in China.

Please retain this Supplement with your records.

Label	Element	Value
MATTHEWS CHINA DIVIDEND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000923184_SupplementTextBlock

SUPPLEMENT DATED AUGUST 30, 2013

TO THE INSTITUTIONAL CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2013 (AS SUPPLEMENTED)

For all existing and prospective Institutional Class shareholders of Matthews China Dividend Fund:

Risk/Return [Heading]	rr_RiskReturnHeading	MATTHEWS CHINA DIVIDEND FUND
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the following sentence replaces the first sentence in the "Principal Investment Strategy" section on page 7 of the prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Matthews China Dividend Fund seeks to achieve its investment objective by investing at least 80% of its nets assets, which include borrowings for investment purposes, in dividend-paying equity securities of companies located in China.

Please retain this Supplement with your records.

MATTHEWS CHINA FUND
MATTHEWS CHINA FUND

SUPPLEMENT DATED AUGUST 30, 2013

TO THE INSTITUTIONAL CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2013 (AS SUPPLEMENTED)

For all existing and prospective Institutional Class shareholders of Matthews China Fund:

Effective immediately, the following sentence replaces the first sentence in the "Principal Investment Strategy" section on page 22 of the prospectus:

Under normal market conditions, the Matthews China Fund seeks to achieve its investment objective by investing at least 80% of its nets assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in China.

Please retain this Supplement with your records.

Label	Element	Value
MATTHEWS CHINA FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000923184_SupplementTextBlock

SUPPLEMENT DATED AUGUST 30, 2013

TO THE INSTITUTIONAL CLASS PROSPECTUS OF

MATTHEWS ASIA FUNDS

DATED APRIL 30, 2013 (AS SUPPLEMENTED)

For all existing and prospective Institutional Class shareholders of Matthews China Fund:

Risk/Return [Heading]	rr_RiskReturnHeading	MATTHEWS CHINA FUND
Strategy [Heading]	rr_StrategyHeading	Effective immediately, the following sentence replaces the first sentence in the "Principal Investment Strategy" section on page 22 of the prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Matthews China Fund seeks to achieve its investment objective by investing at least 80% of its nets assets, which include borrowings for investment purposes, in the common and preferred stocks of companies located in China.

Please retain this Supplement with your records.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Apr 30, 2013